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                              RSI RETIREMENT TRUST
                               317 MADISON AVENUE
                            NEW YORK, NEW YORK 10017

February 6, 2001



VIA ELECTRONIC FILING
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

            Re:   RSI Retirement Trust
                  Post-Effective Amendment No. 19 to the
                  Registration Statement on Form N-1A
                  (Securities Act File No. 2-95074
                  Investment Company Act File No. 811-04193)
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), RSI Retirement Trust (the "Trust") hereby certifies that:

1. THE FORM OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION THAT WOULD HAVE BEEN FILED PURSUANT TO RULE 497(c) UNDER THE 1933 ACT WOULD NOT HAVE DIFFERED FROM THAT CONTAINED IN POST-EFFECTIVE AMENDMENT NO. 19 TO THE TRUST'S REGISTRATION STATEMENT ON FORM N-1A, CONSTITUTING THE MOST RECENT AMENDMENT TO THE TRUST'S REGISTRATION STATEMENT ON FORM N-1A; AND

2. THE TEXT OF POST-EFFECTIVE AMENDMENT NO. 19 TO THE TRUST'S REGISTRATION STATEMENT ON FORM N-1A WAS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 2001.

Very truly yours,

RSI RETIREMENT TRUST

By:      /s/ Stephen P. Pollak
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         Stephen P. Pollak
         Executive Vice President, Counsel and Secretary